Shareholder Fees {- Fidelity International Multifactor ETF}	Mar. 01, 2022 USD ($)
12.31 Fidelity International Factor ETFs Combo PRO-09 | Fidelity International Multifactor ETF
Shareholder Fees:
(fees paid directly from your investment)	none